FLEXIBLE PREMIUM VARIABLE ANNUITY - I

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated January 12, 2007

to the

Prospectus dated December 31, 2006

Effective immediately, the following subaccount will not be available in this product:

AEGON/Transamerica Series Trust – Initial Class

Subadvised by J.P Morgan Investment Advisors, Inc.

AEGON Bond

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – I dated December 31, 2006